Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 423,165	$ 134,003
Accounts receivable, net	91,520	269,962
Inventory	161,235	50,536
Prepaid expense	88,134	202,003
Total current assets	764,054	656,504
Fixed assets, net	71,036	286,099
Intangible assets, net	287,500	(0)
Goodwill	29,493,398	(0)
Total assets	30,615,988	942,603
Current liabilities
Notes payable - related party		69,200
Notes payable		934,568
Accounts payable and accrued expenses	436,896	466,708
Accounts payable and accrued expenses - related party		113,422
Stockholders’ advance	36,211	36,211
PPP loan	20,800	30,595
Deferred revenue	1,388,126	1,378,502
Total current liabilities	1,882,033	3,029,206
Non-current liabilities
Notes payable, net of current portion	1,288,887	263,300
Total non-current liabilities	1,288,887	263,300
Total liabilities	3,170,920	3,292,506
Commitments and contingencies - Note 7
Stockholders’ equity (deficit)
Preferred stock - no par value, 5,000,000 shares authorized, 51 and 0 shares issued and outstanding at December 31, 2021 and 2020, respectively
Common stock - no par value, 600,000,000 shares authorized, 358,070,905 and 51,487,764 shares issued, issuable, and outstanding at December 31, 2021 and 2020, respectively	30,362,949	3,091,136
Members’ deficit		(1,981,343)
Additional paid in capital		(1,270,366)
Non-controlling members’ deficit		(44,454)
Accumulated deficit	(2,917,881)	(2,144,876)
Total stockholders’ equity (deficit)	27,445,068	(2,349,903)
Total liabilities and stockholders’ equity (deficit)	$ 30,615,988	$ 942,603